Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 04, 2025
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 04, 2025
Prospectus Date	rr_ProspectusDate	Feb. 04, 2025
YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income and capital appreciation. The Fund seeks to achieve its investment objective by employing a synthetic covered call strategy, designed to generate current income on a weekly basis while also providing exposure to the price return of the Nasdaq 100 index (the “Index”) (described more below). In executing this strategy, the Fund will utilize call options that reference the Index or on passively managed ETFs that seek to track the Index’s performance (“Index ETFs”). Additionally, the Fund will invest in short-term U.S. Treasury securities and money market funds to enhance income from uninvested cash.

Call Option Strategy

The Fund’s synthetic covered call strategy involves a combination of selling and purchasing call options on the Index or on one or more Index ETFs. Each business day, typically at market open or shortly thereafter, the Fund sells out-of-the-money (OTM) call options on the Index (or Index ETFs) with zero days to expiration (“0DTE”) meaning these options expire at the end of the same day they are sold. OTM options are those with a strike price above the current value of the Index. The Fund, as the option seller, receives a premium (payment from the buyer) in exchange for the option, which provides income to the Fund. When the Fund sells call options, it receives a premium, thereby generating income, but limits its potential upside from increases in the market value of the underlying asset to the sum of the option’s exercise price and the premium received. Accordingly, the Fund’s strategy generates consistent income but caps the Fund’s ability to fully participate in market gains above the exercise price.

To establish synthetic long exposure to the Index, the Fund also purchases deep-in-the-money (ITM) call options on the Index (or Index ETFs). Deep-ITM call options are those where the current Index level is substantially above the strike price, providing the Fund with price exposure to the Index’s returns, similar to owning the Index’s securities directly. This is because Deep-ITM options have a price that moves nearly one-for-one with the Index due to their high intrinsic value, effectively mirroring the Index's performance. This synthetic structure—combining sold call options for income with purchased calls for Index exposure—characterizes the strategy as a “synthetic covered call,” as opposed to a traditional covered call, where a security is owned outright.

Income and Indirect Participation in Index Performance

The Fund’s income is primarily generated by selling out-of-the-money 0DTE call options on a daily basis. The premium received from these call options contributes to the Fund’s income, but this approach may cap the Fund’s participation in potential Index gains. Specifically, if the Index appreciates beyond the strike price of the sold call options, the positions will limit the Fund’s potential upside, offsetting the gains from its long Index exposure. For example, excluding the premium from the sold call, if the Fund sells call options 1% out-of-the-money and the Index appreciates by 3% on a given day, the Fund’s net return will be 1%. This is equal to the 3% gain from its long call exposure, reduced by the 2% loss on its sold call options.

This strategy effectively converts a portion of the potential growth in the Index’s price return into current income, balancing income generation with limited exposure to the Index’s upside. Conversely, if the Index declines, the premiums earned on sold call options may partially offset losses from the Fund’s synthetic long position.

FLEX Options and European-Style Index Options

The Fund’s investment in options includes both standard exchange-traded options and FLexible Exchange® options (“FLEX Options”), which allow for customization of key terms such as strike price, expiration date, and exercise style. Both exchange-traded options and FLEX Options are listed on regulated U.S. exchanges and are guaranteed for settlement by the Options Clearing Corporation (OCC), which mitigates counterparty risk. The options utilized by the Fund are index options and are cash-settled, “European-style” options, meaning they can only be exercised at expiration (in contrast to “American-style” options, which can be exercised at any time before expiration).

Distribution Policy

The Fund will seek to provide weekly income in the form of cash distributions. The Fund will seek to generate such income in the following two ways:

●	Writing (selling) call option contracts on the Index (or Index ETFs) as described above.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Additional Fund Attributes

The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in 0DTE options contracts that use the Index as the reference asset.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Nasdaq 100 Index is a benchmark index that includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Nasdaq 100 experiences daily price movements and can be significantly volatile at times. This is often driven by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Referenced Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Index (or in ETFs that track the Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index or an ETF that tracks the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index. However, the effect of dividends is indirectly reflected in the Fund’s strategy, as dividends paid by the Index’s component securities are incorporated into the pricing of the options used for synthetic tracking.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Index Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | The Nasdaq 100 Index Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Nasdaq 100 Index Risks: The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Covered Call Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying asset to the exercise price (plus the premium received). The maximum potential gain on the underlying asset will be equal to the difference between the exercise price and the purchase price of the reference asset at the time the option is written, plus the premium received. In a rising market, the option may require an underlying asset to be sold at an exercise price that is lower than would be received if the underlying asset was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the reference asset during the option period, the loss realized may exceed such gain. If the underlying asset declines by more than the option premium the Fund receives, there will be a loss on the overall position.

Additionally, because the Fund engages in daily sales of 0DTE options (zero days to expiration), the Fund may experience heightened volatility and rapid loss realization if market movements cause the sold options to be exercised before the end of the day, creating short-term losses that may affect daily returns. By selling out-of-the-money call options, the Fund’s upside potential is further limited, as any gains in the Index’s value beyond the strike price of the sold calls may result in losses on these positions, reducing potential gains from the Fund’s synthetic exposure. While the premiums generated provide income, they may not fully protect against losses if the Index declines significantly. The deep-in-the-money calls used for synthetic exposure may not offer the same performance as directly holding the Index, leading to potential tracking issues where the Fund’s returns may diverge from the Index’s daily movements.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts, including deep-in-the-money ("deep ITM") and 0DTE options, involves investment strategies and risks that differ significantly from those associated with ordinary portfolio securities transactions. Options prices are highly volatile and influenced by multiple factors, including changes in the value of the underlying index or instrument, actual or implied volatility, time remaining until expiration, interest rates, fiscal and monetary policies, and national and international political or economic events. For the Fund, the value of the options contracts in which it invests is substantially influenced by the value of the Index and the unique characteristics of deep ITM and 0DTE options. While deep ITM options generally have a high delta, meaning their value moves almost in tandem with the underlying Index, prior to expiration, their price may not fully replicate the rate of change of the underlying instrument, leading to tracking differences. Additionally, 0DTE options are particularly sensitive to intraday price movements and volatility, which can exacerbate price swings and increase the risk of loss.

The Fund may experience substantial downside risk from certain options positions, including the potential for purchased options to expire worthless, resulting in the loss of premiums paid. Additionally, selling (writing) options exposes the Fund to significant risks that can exceed the premiums received. When writing call options, the Fund faces the risk of unlimited losses if the Index rises significantly, as it may be required to pay the difference between the strike price and the higher market value of the Index. Conversely, writing put options can lead to substantial losses if the Index declines significantly, as the Fund may be obligated to pay the difference between the strike price and the lower market value of the Index. These risks are heightened with 0DTE options, as their sensitivity to intraday price movements and volatility can lead to sudden and extreme losses within a single trading day.

The Fund may also encounter challenges in managing written options positions, particularly in volatile or illiquid markets, where closing or adjusting positions may be difficult or costly. Additionally, the process of rolling options positions—replacing expiring options with new contracts to maintain exposure—can involve significant transaction costs and expose the Fund to additional risks, such as adverse price movements during the roll period or reduced liquidity in the desired contracts. The Fund may also face margin requirements associated with written options, which could require the Fund to liquidate other assets to meet these obligations, potentially at unfavorable prices. Collectively, these risks may result in significant losses or reduced investment efficiency for the Fund.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date on which one needs to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF | YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QDTY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 322
YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ S&P 500 0DTE Covered Call Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income and capital appreciation. The Fund seeks to achieve its investment objective by employing a synthetic covered call strategy, designed to generate current income on a weekly basis while also providing exposure to the price return of the S&P 500 Index (the “Index”) (described more below). In executing this strategy, the Fund will utilize call options that reference the Index or on passively managed ETFs that seek to track the Index’s performance (“Index ETFs”). Additionally, the Fund will invest in short-term U.S. Treasury securities and money market funds to enhance income from uninvested cash.

Call Option Strategy

The Fund’s synthetic covered call strategy involves a combination of selling and purchasing call options on the Index or on one or more Index ETFs. Each business day, typically at market open or shortly thereafter, the Fund sells out-of-the-money (OTM) call options on the Index (or Index ETFs) with zero days to expiration (“0DTE”) meaning these options expire at the end of the same day they are sold. OTM options are those with a strike price above the current value of the Index. The Fund, as the option seller, receives a premium (payment from the buyer) in exchange for the option, which provides income to the Fund. When the Fund sells call options, it receives a premium, thereby generating income, but limits its potential upside from increases in the market value of the underlying asset to the sum of the option’s exercise price and the premium received. Accordingly, the Fund’s strategy generates consistent income but caps the Fund’s ability to fully participate in market gains above the exercise price.

To establish synthetic long exposure to the Index, the Fund also purchases deep-in-the-money (ITM) call options on the Index (or Index ETFs). Deep-ITM call options are those where the current Index level is substantially above the strike price, providing the Fund with price exposure to the Index’s returns, similar to owning the Index’s securities directly. This is because Deep-ITM options have a price that moves nearly one-for-one with the Index due to their high intrinsic value, effectively mirroring the Index's performance. This synthetic structure—combining sold call options for income with purchased calls for Index exposure—characterizes the strategy as a “synthetic covered call,” as opposed to a traditional covered call, where a security is owned outright.

Income and Indirect Participation in Index Performance

The Fund’s income is primarily generated by selling out-of-the-money 0DTE call options on a daily basis. The premium received from these call options contributes to the Fund’s income, but this approach may cap the Fund’s participation in potential Index gains. Specifically, if the Index appreciates beyond the strike price of the sold call options, the positions will limit the Fund’s potential upside, offsetting the gains from its long Index exposure. For example, excluding the premium from the sold call, if the Fund sells call options 1% out-of-the-money and the Index appreciates by 3% on a given day, the Fund’s net return will be 1%. This is equal to the 3% gain from its long call exposure, reduced by the 2% loss on its sold call options.

This strategy effectively converts a portion of the potential growth in the Index’s price return into current income, balancing income generation with limited exposure to the Index’s upside. Conversely, if the Index declines, the premiums earned on sold call options may partially offset losses from the Fund’s synthetic long position.

FLEX Options and European-Style Index Options

The Fund’s investment in options includes both standard exchange-traded options and FLexible Exchange® options (“FLEX Options”), which allow for customization of key terms such as strike price, expiration date, and exercise style. Both exchange-traded options and FLEX Options are listed on regulated U.S. exchanges and are guaranteed for settlement by the Options Clearing Corporation (OCC), which mitigates counterparty risk. The options utilized by the Fund are index options and are cash-settled, “European-style” options, meaning they can only be exercised at expiration (in contrast to “American-style” options, which can be exercised at any time before expiration).

Distribution Policy

The Fund will seek to provide weekly income in the form of cash distributions. The Fund will seek to generate such income in the following two ways:

●	Writing (selling) call option contracts on the Index (or Index ETFs) as described above.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Additional Fund Attributes

The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in 0DTE options contracts that use the Index as the reference asset.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The S&P 500 Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.-based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index.

The S&P 500 is diversified across all sectors of the economy, including technology, healthcare, consumer discretionary, financials, industrials, and others. This distribution can vary over time as the market value of the sectors change.

Regarding volatility, the S&P 500, like all market indices, has experienced periods of significant daily price movements. Historically notable periods of volatility include the Black Monday crash in 1987, the dot-com bubble burst around 2000, the financial crisis of 2008, and the market reactions to the COVID-19 pandemic in early 2020. However, the specific degree of volatility can vary and is subject to change based on overall market conditions. Despite these periods of volatility, the S&P 500 has shown long-term growth over its history.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Referenced Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Index (or in ETFs that track the Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index or an ETF that tracks the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index. However, the effect of dividends is indirectly reflected in the Fund’s strategy, as dividends paid by the Index’s component securities are incorporated into the pricing of the options used for synthetic tracking.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Index Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Covered Call Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying asset to the exercise price (plus the premium received). The maximum potential gain on the underlying asset will be equal to the difference between the exercise price and the purchase price of the reference asset at the time the option is written, plus the premium received. In a rising market, the option may require an underlying asset to be sold at an exercise price that is lower than would be received if the underlying asset was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the reference asset during the option period, the loss realized may exceed such gain. If the underlying asset declines by more than the option premium the Fund receives, there will be a loss on the overall position.

Additionally, because the Fund engages in daily sales of 0DTE options (zero days to expiration), the Fund may experience heightened volatility and rapid loss realization if market movements cause the sold options to be exercised before the end of the day, creating short-term losses that may affect daily returns. By selling out-of-the-money call options, the Fund’s upside potential is further limited, as any gains in the Index’s value beyond the strike price of the sold calls may result in losses on these positions, reducing potential gains from the Fund’s synthetic exposure. While the premiums generated provide income, they may not fully protect against losses if the Index declines significantly. The deep-in-the-money calls used for synthetic exposure may not offer the same performance as directly holding the Index, leading to potential tracking issues where the Fund’s returns may diverge from the Index’s daily movements.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts, including deep-in-the-money ("deep ITM") and 0DTE options, involves investment strategies and risks that differ significantly from those associated with ordinary portfolio securities transactions. Options prices are highly volatile and influenced by multiple factors, including changes in the value of the underlying index or instrument, actual or implied volatility, time remaining until expiration, interest rates, fiscal and monetary policies, and national and international political or economic events. For the Fund, the value of the options contracts in which it invests is substantially influenced by the value of the Index and the unique characteristics of deep ITM and 0DTE options. While deep ITM options generally have a high delta, meaning their value moves almost in tandem with the underlying Index, prior to expiration, their price may not fully replicate the rate of change of the underlying instrument, leading to tracking differences. Additionally, 0DTE options are particularly sensitive to intraday price movements and volatility, which can exacerbate price swings and increase the risk of loss.

The Fund may experience substantial downside risk from certain options positions, including the potential for purchased options to expire worthless, resulting in the loss of premiums paid. Additionally, selling (writing) options exposes the Fund to significant risks that can exceed the premiums received. When writing call options, the Fund faces the risk of unlimited losses if the Index rises significantly, as it may be required to pay the difference between the strike price and the higher market value of the Index. Conversely, writing put options can lead to substantial losses if the Index declines significantly, as the Fund may be obligated to pay the difference between the strike price and the lower market value of the Index. These risks are heightened with 0DTE options, as their sensitivity to intraday price movements and volatility can lead to sudden and extreme losses within a single trading day.

The Fund may also encounter challenges in managing written options positions, particularly in volatile or illiquid markets, where closing or adjusting positions may be difficult or costly. Additionally, the process of rolling options positions—replacing expiring options with new contracts to maintain exposure—can involve significant transaction costs and expose the Fund to additional risks, such as adverse price movements during the roll period or reduced liquidity in the desired contracts. The Fund may also face margin requirements associated with written options, which could require the Fund to liquidate other assets to meet these obligations, potentially at unfavorable prices. Collectively, these risks may result in significant losses or reduced investment efficiency for the Fund.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date on which one needs to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | S&P 500 Index Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

S&P 500 Index Risks: The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF | YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDTY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%	[3],[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 322
YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ Russell 2000 0DTE Covered Call Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income and capital appreciation. The Fund seeks to achieve its investment objective by employing a synthetic covered call strategy, designed to generate current income on a weekly basis while also providing exposure to the price return of the Russell 2000 Index (the “Index”) (described more below). In executing this strategy, the Fund will utilize call options that reference the Index or on passively managed ETFs that seek to track the Index’s performance (“Index ETFs”). Additionally, the Fund will invest in short-term U.S. Treasury securities and money market funds to enhance income from uninvested cash.

Call Option Strategy

The Fund’s synthetic covered call strategy involves a combination of selling and purchasing call options on the Index or on one or more Index ETFs. Each business day, typically at market open or shortly thereafter, the Fund sells out-of-the-money (OTM) call options on the Index (or Index ETFs) with zero days to expiration (“0DTE”) meaning these options expire at the end of the same day they are sold. OTM options are those with a strike price above the current value of the Index. The Fund, as the option seller, receives a premium (payment from the buyer) in exchange for the option, which provides income to the Fund. When the Fund sells call options, it receives a premium, thereby generating income, but limits its potential upside from increases in the market value of the underlying asset to the sum of the option’s exercise price and the premium received. Accordingly, the Fund’s strategy generates consistent income but caps the Fund’s ability to fully participate in market gains above the exercise price.

To establish synthetic long exposure to the Index, the Fund also purchases deep-in-the-money (ITM) call options on the Index (or Index ETFs). Deep-ITM call options are those where the current Index level is substantially above the strike price, providing the Fund with price exposure to the Index’s returns, similar to owning the Index’s securities directly. This is because Deep-ITM options have a price that moves nearly one-for-one with the Index due to their high intrinsic value, effectively mirroring the Index's performance. This synthetic structure—combining sold call options for income with purchased calls for Index exposure—characterizes the strategy as a “synthetic covered call,” as opposed to a traditional covered call, where a security is owned outright.

Income and Indirect Participation in Index Performance

The Fund’s income is primarily generated by selling out-of-the-money 0DTE call options on a daily basis. The premium received from these call options contributes to the Fund’s income, but this approach may cap the Fund’s participation in potential Index gains. Specifically, if the Index appreciates beyond the strike price of the sold call options, the positions will limit the Fund’s potential upside, offsetting the gains from its long Index exposure. For example, excluding the premium from the sold call, if the Fund sells call options 1% out-of-the-money and the Index appreciates by 3% on a given day, the Fund’s net return will be 1%. This is equal to the 3% gain from its long call exposure, reduced by the 2% loss on its sold call options.

This strategy effectively converts a portion of the potential growth in the Index’s price return into current income, balancing income generation with limited exposure to the Index’s upside. Conversely, if the Index declines, the premiums earned on sold call options may partially offset losses from the Fund’s synthetic long position.

FLEX Options and European-Style Index Options

The Fund’s investment in options includes both standard exchange-traded options and FLexible Exchange® options (“FLEX Options”), which allow for customization of key terms such as strike price, expiration date, and exercise style. Both exchange-traded options and FLEX Options are listed on regulated U.S. exchanges and are guaranteed for settlement by the Options Clearing Corporation (OCC), which mitigates counterparty risk. The options utilized by the Fund are index options and are cash-settled, “European-style” options, meaning they can only be exercised at expiration (in contrast to “American-style” options, which can be exercised at any time before expiration).

Distribution Policy

The Fund will seek to provide weekly income in the form of cash distributions. The Fund will seek to generate such income in the following two ways:

●	Writing (selling) call option contracts on the Index (or Index ETFs) as described above.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Additional Fund Attributes

The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in 0DTE options contracts that use the Index as the reference asset.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

THE FUND, TRUST AND ADVISER, ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Russell 2000 Index is a widely recognized benchmark index that tracks the performance of approximately 2000 small-cap companies in the United States. These are the smallest companies listed in the Russell 3000 Index, representing about 10% of that index’s total market capitalization.

The Russell 2000 is diversified and includes companies from various sectors such as financial services, healthcare, technology, consumer discretionary, industrials, and others. The exact distribution can fluctuate over time due to market conditions.

In terms of volatility, the Russell 2000, being a small-cap index, tends to be more volatile than large-cap indices like the S&P 500 or the Nasdaq 100. Small-cap stocks can be more sensitive to changes in the economic climate and can experience larger price swings. Notable periods of volatility have included the dot-com bubble burst in 2000, the financial crisis in 2008, and the market turmoil caused by the COVID-19 pandemic in 2020. However, as with any index, the specific level of volatility can change based on broader market conditions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Referenced Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Index (or in ETFs that track the Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index or an ETF that tracks the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index. However, the effect of dividends is indirectly reflected in the Fund’s strategy, as dividends paid by the Index’s component securities are incorporated into the pricing of the options used for synthetic tracking.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Index Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Covered Call Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying asset to the exercise price (plus the premium received). The maximum potential gain on the underlying asset will be equal to the difference between the exercise price and the purchase price of the reference asset at the time the option is written, plus the premium received. In a rising market, the option may require an underlying asset to be sold at an exercise price that is lower than would be received if the underlying asset was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the reference asset during the option period, the loss realized may exceed such gain. If the underlying asset declines by more than the option premium the Fund receives, there will be a loss on the overall position.

Additionally, because the Fund engages in daily sales of 0DTE options (zero days to expiration), the Fund may experience heightened volatility and rapid loss realization if market movements cause the sold options to be exercised before the end of the day, creating short-term losses that may affect daily returns. By selling out-of-the-money call options, the Fund’s upside potential is further limited, as any gains in the Index’s value beyond the strike price of the sold calls may result in losses on these positions, reducing potential gains from the Fund’s synthetic exposure. While the premiums generated provide income, they may not fully protect against losses if the Index declines significantly. The deep-in-the-money calls used for synthetic exposure may not offer the same performance as directly holding the Index, leading to potential tracking issues where the Fund’s returns may diverge from the Index’s daily movements.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts, including deep-in-the-money ("deep ITM") and 0DTE options, involves investment strategies and risks that differ significantly from those associated with ordinary portfolio securities transactions. Options prices are highly volatile and influenced by multiple factors, including changes in the value of the underlying index or instrument, actual or implied volatility, time remaining until expiration, interest rates, fiscal and monetary policies, and national and international political or economic events. For the Fund, the value of the options contracts in which it invests is substantially influenced by the value of the Index and the unique characteristics of deep ITM and 0DTE options. While deep ITM options generally have a high delta, meaning their value moves almost in tandem with the underlying Index, prior to expiration, their price may not fully replicate the rate of change of the underlying instrument, leading to tracking differences. Additionally, 0DTE options are particularly sensitive to intraday price movements and volatility, which can exacerbate price swings and increase the risk of loss.

The Fund may experience substantial downside risk from certain options positions, including the potential for purchased options to expire worthless, resulting in the loss of premiums paid. Additionally, selling (writing) options exposes the Fund to significant risks that can exceed the premiums received. When writing call options, the Fund faces the risk of unlimited losses if the Index rises significantly, as it may be required to pay the difference between the strike price and the higher market value of the Index. Conversely, writing put options can lead to substantial losses if the Index declines significantly, as the Fund may be obligated to pay the difference between the strike price and the lower market value of the Index. These risks are heightened with 0DTE options, as their sensitivity to intraday price movements and volatility can lead to sudden and extreme losses within a single trading day.

The Fund may also encounter challenges in managing written options positions, particularly in volatile or illiquid markets, where closing or adjusting positions may be difficult or costly. Additionally, the process of rolling options positions—replacing expiring options with new contracts to maintain exposure—can involve significant transaction costs and expose the Fund to additional risks, such as adverse price movements during the roll period or reduced liquidity in the desired contracts. The Fund may also face margin requirements associated with written options, which could require the Fund to liquidate other assets to meet these obligations, potentially at unfavorable prices. Collectively, these risks may result in significant losses or reduced investment efficiency for the Fund.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date on which one needs to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | New Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Tax Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Russell 2000 Index Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock

Russell 2000 Index Risks: The Index, which consists of small-cap U.S. companies, is particularly susceptible to economic changes, as these firms often have less financial resilience than larger companies. Market volatility can disproportionately affect these smaller businesses, leading to significant price swings. Additionally, these companies are often more exposed to specific industry risks and have less diverse revenue streams. They can also be more vulnerable to changes in domestic regulatory or policy environments.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | Small-Capitalization Investing [Member]
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Risk [Text Block]	rr_RiskTextBlock

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF | YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RDTY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%	[5],[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 322

[1]	The Fund’s adviser will pay, all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund’s adviser will pay, all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[4]	Based on estimated amounts for the current fiscal year.
[5]	The Fund’s adviser will pay, all of the Fund’s expenses, except for the following: advisory fees interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[6]	Based on estimated amounts for the current fiscal year.